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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment(Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Pacific Heights Asset Management, LLC
Address:          600 Montgomery Street, 27th Floor
                  San Francisco, California 94111-2702

Form 13F File Number: 028-11706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael J. Cuggino
Title:            Sole Member and Manager
Phone:            (415) 398-8000

Signature, Place, and Date of Signing:

/s/ Michael J. Cuggino     San Francisco, California          October 22, 2008
[Signature]                [City, State]                      [Date]

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:            NONE
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     74

Form 13F Information Table Value Total:     $1,179,482
                                          (thousands)


List of Other Included Managers:            NONE
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                           FORM 13F INFORMATION TABLE


                                                             VALUE       SHRS OR      SH/ PUT/INVEST   OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x$1000)    PRN AMT      PRN CALLDISCR    MNGRS  SOLE        SHARENONE
AGILENT TECHNOLOGIES INC       COM               00846U101        13,940      470,000 SH      SOLE                 470,000
AIR PRODS & CHEMS INC          COM               009158106        14,246      208,000 SH      SOLE                 208,000
ALEXANDER & BALDWIN INC        COM               014482103        15,719      357,000 SH      SOLE                 357,000
AMGEN INC                      COM               031162100        18,670      315,000 SH      SOLE                 315,000
AUTODESK INC                   COM               052769106        15,769      470,000 SH      SOLE                 470,000
AVALONBAY CMNTYS INC           COM               053484101        27,066      275,000 SH      SOLE                 275,000
BP PLC                         SPONSORED ADR     055622104        20,068      400,000 SH      SOLE                 400,000
BRE PROPERTIES INC             CL A              05564E106        22,050      450,000 SH      SOLE                 450,000
BANK NEW YORK MELLON CORP      COM               064058100        15,313      470,000 SH      SOLE                 470,000
BHP BILLITON LTD               SPONSORED ADR     088606108        20,796      400,000 SH      SOLE                 400,000
BOSTON PRPERTIES INC           COM               101121101        25,757      275,000 SH      SOLE                 275,000
CBS CORPORATION                CL A NEW          124857103         8,778      600,000 SH      SOLE                 600,000
CAMECO CORPORATION             COM               13321L108        15,617      700,000 SH      SOLE                 700,000
CELGENE CORP                   COM               151020104        19,617      310,000 SH      SOLE                 310,000
CHEMTURA CORP                  COM               163893100        11,674    2,560,000 SH      SOLE               2,560,000
CHEVRON CORP                   COM NEW           166764100        20,620      250,000 SH      SOLE                 250,000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR     204412209        15,320      800,000 SH      SOLE                 800,000
CONOCOPHILIPS                  COM               20825C104        21,975      300,000 SH      SOLE                 300,000
COSTCO WHSL CORP               COM NEW           22160K105        16,882      260,000 SH      SOLE                 260,000
DEVON ENERGY CORP              COM NEW           25179M103        20,520      225,000 SH      SOLE                 225,000
DISNEY WALT CO                 COM               254687106        16,112      525,000 SH      SOLE                 525,000
DUKE REALTY CORP               COM NEW           264411505        12,290      500,000 SH      SOLE                 500,000
EQUITY ONE INC                 COM               294752100        16,392      800,000 SH      SOLE                 800,000
FEDERAL REALTY INVT TR         SH BEN INT NEW    313747206        25,680      300,000 SH      SOLE                 300,000
FLUOR CORP NEW                 COM NEW           343412102        11,140      200,000 SH      SOLE                 200,000
FOREST OIL CORP                COM               346091705        17,360      350,000 SH      SOLE                 350,000
FREEPORT-MCMORAN COPPER&GOLD   CL B              35671D857        19,897      350,000 SH      SOLE                 350,000
FRONTIER OIL CORP              COM               35914P105        15,289      830,000 SH      SOLE                 830,000
GENENTECH INC                  COM NEW           368710406        18,623      210,000 SH      SOLE                 210,000
GENZYME CORP                   COM               372917104        21,031      260,000 SH      SOLE                 260,000
GILEAD SCIENCES INC            COM               375558103        14,130      310,000 SH      SOLE                 310,000
HARLEY DAVIDSON INC            COM               412822108        15,479      415,000 SH      SOLE                 415,000
HEWLETT PACKARD CO             COM               428236103        17,109      370,000 SH      SOLE                 370,000
ILLINOIS TOOL WKS INC          COM               452308109        16,224      365,000 SH      SOLE                 365,000
INTEL CORP                     COM               458140100        12,924      690,000 SH      SOLE                 690,000
JANUS CAP GROUP INC            COM               47102X105        16,632      685,000 SH      SOLE                 685,000
JUNIPER NETWOKS INC            COM               48203R104        14,960      710,000 SH      SOLE                 710,000
KANSAS CITY SOUTHERN           COM NEW           485170302        13,973      315,000 SH      SOLE                 315,000
KIMCO REALTY CORP              COM               49446R109        22,164      600,000 SH      SOLE                 600,000
LOCKHEED MARTIN CORP           COM               539830109        17,328      158,000 SH      SOLE                 158,000
MARINER ENERGY INC             COM               56845T305        13,325      650,000 SH      SOLE                 650,000
MATTEL INC                     COM               577081102        13,079      725,000 SH      SOLE                 725,000
MORGAN STANLEY                 COM NEW           617446448        11,845      515,000 SH      SOLE                 515,000
MOSAIC CO                      COM               61945A107        14,012      206,000 SH      SOLE                 206,000
NACCO INDS INC CLASS A         CL A              629579103        12,949      137,000 SH      SOLE                 137,000
NACCO INDS INC CLASS B         CL A              629579202           756        8,000 SH      SOLE                   8,000
NATL SEMICONDUCTOR CORP        COM               637640103        12,477      725,000 SH      SOLE                 725,000
NUCOR CORP                     COM               670346105        15,207      385,000 SH      SOLE                 385,000
PARKER DRILLING CO             COM               701081101        20,611    2,570,000 SH      SOLE               2,570,000
PARKER HANNIFIN CORP           COM               701094104        13,780      260,000 SH      SOLE                 260,000
PATRIOT COAL CORP              COM               70336T104        18,882      650,000 SH      SOLE                 650,000
PEABODY ENERGY CORP            COM               704549104        20,250      450,000 SH      SOLE                 450,000
PENN RL ESTATE INVT            SH BEN INT        709102107        14,137      750,000 SH      SOLE                 750,000
PLAINS EXPL & PRODTN CO        COM               726505100        14,064      400,000 SH      SOLE                 400,000
PROLOGIS                       SHR BEN INT       743410102        24,762      600,000 SH      SOLE                 600,000
QUALCOMM INC                   COM               747525103        15,899      370,000 SH      SOLE                 370,000
RYLAND GROUP INC               COM               783764103        20,420      770,000 SH      SOLE                 770,000
SANMINA SCI CORP               COM               800907107         3,598    2,570,000 SH      SOLE               2,570,000
SCHWAB CHARLES CORP            COM NEW           808513105        17,940      690,000 SH      SOLE                 690,000
STATE STR CORP                 COM               857477103        17,633      310,000 SH      SOLE                 310,000
SYMANTEC CORP                  COM               871503108        15,468      790,000 SH      SOLE                 790,000
TEMPLE INLAND INC              COM               879868107        15,367    1,007,000 SH      SOLE               1,007,000
TEXAS PAC LD TR                SUB CTF PROP I T  882610108         7,480      200,000 SH      SOLE                 200,000
UDR INC                        COM               902653104        23,535      900,000 SH      SOLE                 900,000
URSTADT BIDDLE PPTYS INC       CL A              917286106         1,687      100,000 SH      SOLE                 100,000
URSTADT BIDDLE PPTYS INC       COM               917286205         1,875      100,000 SH      SOLE                 100,000
VIACOM INC                     CL A              92553P102        12,803      515,000 SH      SOLE                 515,000
VORNADO RLTY TR                SH BEN INT        929042109        25,011      275,000 SH      SOLE                 275,000
WASHINGTON REAL ESTATE INVT    SH BEN INT        939653101        21,978      600,000 SH      SOLE                 600,000
WEYERHAEUSER CO                COM               962166104        24,232      400,000 SH      SOLE                 400,000
WILLIAMS SONOMA INC            COM               969904101        13,268      820,000 SH      SOLE                 820,000
XTO ENERGY INC                 COM               98385X106        13,956      300,000 SH      SOLE                 300,000
ISHARES SILVER TRUST           ISHARES           46428Q109         3,555      300,000 SH      SOLE                 300,000
SPDR GOLD TRUST                GOLD SHS          78463V107         8,507      100,000 SH      SOLE                 100,000

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